Share-based payment arrangements (Details 2) - Share Option Plan Equity Settled [Member] - CubeBio Co., Ltd. [Member]		6 Months Ended				12 Months Ended
		Jun. 30, 2026 shares ₩ / shares		Jun. 30, 2025 shares ₩ / shares		Dec. 31, 2025 shares ₩ / shares		Dec. 31, 2024 shares ₩ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding at beginning		640,160		640,160		640,160		3,893,760
Exercise price, at beginning | ₩ / shares	[1]	₩ 500		₩ 500		₩ 500		₩ 500
Expired during the year								(1,200,000)
Exercise price, Expired | ₩ / shares	[1]
Exercised during the year								(2,053,600)
Exercise price, Exercised | ₩ / shares	[1]							₩ 500
Number of options, outstanding at end		640,160		640,160		640,160		640,160
Exercise price, at end | ₩ / shares		₩ 500	[2]	₩ 500	[2]	₩ 500	[1]	₩ 500	[1]
Number of options, exercisable		640,160		640,160		640,160		640,160
Exercise price		500	[2]	500	[2]	500	[1]	500	[1]

[1]	Weighted average exercise price per share.
[2]	Weighted average exercise price per share.